DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Asset Derivatives - Fair Value	$ 3,876	$ 9,449
Liability Derivatives - Fair Value	10,455	1,294
Gain (loss) on derivatives	(9,960)	11,165	$ 145
Interest Rate Swap [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	1,569	5,424
Liability Derivatives - Fair Value	9,259	0
Interest income (expense)	2,163	1,089	(1,705)
Unrealized fair value gain (loss)	(13,114)	4,474	1,225
Currency Swap [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	27	0
Liability Derivatives - Fair Value	349	536
Unrealized fair value gain (loss)	1,353	(59)	25
Realized gain (loss)	(1,139)	(494)	204
Bunker derivatives [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	25	433
Liability Derivatives - Fair Value	14	758
Unrealized fair value gain (loss)	338	(708)	291
Realized gain (loss)	(635)	1,584	622
Forward Freight Agreements [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	2,255	3,592
Liability Derivatives - Fair Value	833	0
Realized gain (loss)	3,245	1,687	(517)
Options	$ (2,171)	$ 3,592	$ 0